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INTERNATIONAL LARGE CAP
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Alliance
International Fund

Annual Report
June 30, 2002

                               [GRAPHIC OMITTED]

                                            Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

Alliance Fund Distributors, Inc., the principal underwriter of the Alliance mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                            --------------------
                                                            TEN LARGEST HOLDINGS
                                                            --------------------

TEN LARGEST HOLDINGS
June 30, 2002

                                                                      Percent of
Company                                              U.S. $ Value     Net Assets
--------------------------------------------------------------------------------
Takeda Chemical Industries, Ltd.--
   Produces and sells health-care related
   products, foods and chemicals.                      $4,345,294           4.9%
--------------------------------------------------------------------------------
BNP Paribas, SA--Attracts deposits and
   offers banking services. The company
   offers consumer, mortgage, commercial
   and industrial loans, foreign exchange
   services, discount securities
   brokerage services, lease financing,
   factoring, international trade
   financing, private banking services
   and life insurance. The company also
   advises on mergers and acquisitions,
   capital restructuring and
   privatizations.                                      4,217,005           4.8
--------------------------------------------------------------------------------
Samsung Electronics Co., Ltd.--
   Manufactures and exports a wide range
   of consumer and industrial electronic
   equipment and products.                              3,819,500           4.3
--------------------------------------------------------------------------------
Canon, Inc.--Manufactures office automation
   equipment, cameras, and video devices
   The company's products include color
   laser and high speed copiers,
   mid-range copiers, printers, 35mm
   cameras, broadcasting lenses, and
   other optical instruments. The company
   also manufactures and markets medical
   equipment.                                           3,591,038           4.0
--------------------------------------------------------------------------------
Shin-Etsu Chemical Co., Ltd.--Produces
   and distributes synthetic resins and other
   chemical products such as fertilizers. The
   company also manufactures electronic
   materials such as semiconductor silicon,
   synthetic and rare earth quartz. The
   company operates in Japan and overseas.              3,480,891           3.9
--------------------------------------------------------------------------------
Honda Motor Co., Ltd.--Develops,
   manufactures and distributes motorcycles,
   automobiles and power products such as
   generators and farm machinery. The
   company also operates a financial credit
   business. The company has manufacturing
   facilities in the U.S., Canada, the U.K.,
   France, Italy, Spain, Brazil, Mexico, India
   and Thailand.                                        3,447,096           3.9
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                 ALLIANCE INTERNATIONAL FUND o 1

--------------------
TEN LARGEST HOLDINGS
--------------------

                                                                      Percent of
Company                                              U.S. $ Value     Net Assets
--------------------------------------------------------------------------------
BP Plc.--Explores for and produces oil and
   natural gas, refines, markets and
   supplies petroleum products, generates
   solar energy and manufactures and
   markets chemicals. The company's
   chemicals include terephthalic acid,
   acetic acid, acrylonitrile, ethylene
   and polyethylene. The company operates
   in over 100 countries.                             $ 3,243,098           3.6%
--------------------------------------------------------------------------------
Sanofi-Synthelabo, SA--Manufactures
   health care products and medical and
   surgical equipment. The company
   produces prescription and generic
   pharmaceuticals primarily for
   cardiovascular, central nervous system
   and internal medicine disorders and
   oncology.                                            3,132,948           3.5
--------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria, SA--
   Attracts deposits and offers retail,
   wholesale and investment banking
   services. The bank offers consumer and
   mortgage loans, private banking, asset
   management and securities brokerage
   services in Europe and Latin America.                2,945,001           3.3
--------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing
   Co., Ltd.--Manufactures and markets
   integrated circuits used in computers,
   communications and consumer
   electronics.                                         2,928,864           3.3
--------------------------------------------------------------------------------
                                                      $35,150,735          39.5%


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2 o ALLIANCE INTERNATIONAL FUND

                                                          ----------------------
                                                          SECTOR DIVERSIFICATION
                                                          ----------------------

SECTOR DIVERSIFICATION
June 30, 2002
                                                                      Percent of
                                                     U.S. $ Value     Net Assets
--------------------------------------------------------------------------------
Basic Industries                                      $ 3,480,891           3.9%
--------------------------------------------------------------------------------
Capital Goods                                           4,739,919           5.3
--------------------------------------------------------------------------------
Consumer Manufacturing                                  8,461,846           9.5
--------------------------------------------------------------------------------
Consumer Services                                       9,284,094          10.4
--------------------------------------------------------------------------------
Consumer Staples                                        5,073,335           5.7
--------------------------------------------------------------------------------
Energy                                                  5,306,063           6.0
--------------------------------------------------------------------------------
Finance                                                20,095,582          22.6
--------------------------------------------------------------------------------
Healthcare                                              9,320,257          10.5
--------------------------------------------------------------------------------
Multi-Industry                                          1,306,933           1.5
--------------------------------------------------------------------------------
Technology                                             20,317,287          22.8
--------------------------------------------------------------------------------
Utilities                                                 834,049           0.9
--------------------------------------------------------------------------------
Total Investments*                                     88,220,256          99.1
--------------------------------------------------------------------------------
Cash and receivables, net of liabilities                  806,668           0.9
--------------------------------------------------------------------------------
Net Assets                                            $89,026,924         100.0%
--------------------------------------------------------------------------------

*     Excludes short-term obligations.


--------------------------------------------------------------------------------
                                                 ALLIANCE INTERNATIONAL FUND o 3

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

PORTFOLIO OF INVESTMENTS
June 30, 2002

Company                                                Shares       U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS-99.1%

Finland-2.6%
Nokia AB OYJ Corp. Series A ..................        156,340        $ 2,283,710
                                                                     -----------
France-17.5%
Alcatel ......................................         60,480            419,669
BNP Paribas, SA ..............................         76,400          4,217,005
Carrefour, SA ................................         18,610          1,005,194
L'Oreal, SA ..................................         27,800          2,164,685
LVMH Moet Hennessy Louis Vuitton, SA .........         20,700          1,040,551
Sanofi-Synthelabo, SA ........................         51,600          3,132,948
Schneider Electric, SA .......................         33,000          1,771,065
STMicroelectronics NV ........................         73,900          1,839,198
                                                                     -----------
                                                                      15,590,315
                                                                     -----------
Germany-3.5%
Bayerische Motoren Werke (BMW) AG ............         42,000          1,728,337
SAP AG .......................................         14,000          1,379,910
                                                                     -----------
                                                                       3,108,247
                                                                     -----------
Hong Kong-1.5%
Hutchison Whampoa, Ltd. ......................        175,000          1,306,933
                                                                     -----------

India-0.1%
Digital Globalsoft, Ltd. .....................          5,000             67,330
                                                                     -----------

Ireland-2.3%
CRH Plc. .....................................        127,576          2,074,797
                                                                     -----------

Italy-4.3%
Alleanza Assicurazioni .......................        189,570          1,816,179
ENI SpA ......................................        130,000          2,062,965
                                                                     -----------
                                                                       3,879,144
                                                                     -----------
Japan-29.1%
Bank of Fukuoka, Ltd. ........................        193,000            763,368
Bridgestone Corp. ............................         88,000          1,211,616
Canon, Inc. ..................................         95,000          3,591,038
Fast Retailing Co., Ltd. .....................         20,400            442,590
Honda Motor Co., Ltd. ........................         85,000          3,447,096
Hoya Corp. ...................................         36,000          2,619,493
Nomura Holdings, Inc. ........................         87,000          1,277,704
NTT DoCoMo, Inc. .............................            885          2,178,530
Sankyo Co., Ltd. .............................         47,300          1,191,973
Shin-Etsu Chemical Co., Ltd. .................         81,000          3,480,891
Takeda Chemical Industries, Ltd. .............         99,000          4,345,294
Tokyo Electron, Ltd. .........................         21,000          1,368,575
                                                                     -----------
                                                                      25,918,168
                                                                     -----------

--------------------------------------------------------------------------------
4 o ALLIANCE INTERNATIONAL FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                                      Shares or
                                                      Principal
                                                         Amount
Company                                                   (000)     U.S. $ Value
--------------------------------------------------------------------------------

Netherlands-2.5%
Heineken NV ..................................           19,700      $   862,905
Koninklijke Philips Electronics NV ...........           48,827        1,360,531
                                                                     -----------
                                                                       2,223,436
                                                                     -----------
South Korea-5.5%
Samsung Electronics Co., Ltd. ................           10,000        2,734,830
   GDR(a) ....................................            7,900        1,084,670
SK Telecom Co., Ltd. .........................            4,700        1,052,909
                                                                     -----------
                                                                       4,872,409
                                                                     -----------
Spain-4.2%
Banco Bilbao Vizcaya Argentaria, SA ..........          260,950        2,945,001
Telefonica, SA(b) ............................           99,552          834,049
                                                                     -----------
                                                                       3,779,050
                                                                     -----------
Sweden-1.2%
Atlas Copco AB, Series A .....................           44,000        1,050,723
                                                                     -----------

Switzerland-3.7%
Credit Suisse Group ..........................           60,400        1,913,315
Swiss Re .....................................           14,000        1,365,648
                                                                     -----------
                                                                       3,278,963
                                                                     -----------
Taiwan-3.9%
Hon Hai Precision Industry Co., Ltd. GDR .....           68,000          557,600
Taiwan Semiconductor Manufacturing Co.,
   Ltd.(b) ...................................        1,439,020        2,928,864
                                                                     -----------
                                                                       3,486,464
                                                                     -----------
United Kingdom-17.2%
AstraZeneca Plc. .............................           44,480        1,842,015
BP Plc. ......................................          386,020        3,243,098
British Sky Broadcasting Group Plc.(b) .......          197,770        1,896,748
CGNU Plc. ....................................          127,758        1,027,565
Royal Bank of Scotland Group Plc. ............           83,508        2,368,316
Standard Chartered Plc. ......................          225,000        2,401,481
Vodafone Group Plc. ..........................        1,837,346        2,521,344
                                                                     -----------
                                                                      15,300,567
                                                                     -----------
Total Common Stocks
   (cost $102,688,024) .......................                        88,220,256
                                                                     -----------

Short-Term Investment-4.3%
Time Deposit-4.3%
Wachovia GC
   1.88%, 7/01/02
   (cost $3,800,000) .........................      $     3,800        3,800,000
                                                                     -----------


--------------------------------------------------------------------------------
                                                 ALLIANCE INTERNATIONAL FUND o 5

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                                    U.S. $ Value
--------------------------------------------------------------------------------

Total Investments-103.4%
   (cost $106,488,024) .................................           $ 92,020,256
Other assets less liabilities-(3.4%) ...................             (2,993,332)
                                                                   ------------
Net Assets-100% ........................................           $ 89,026,924
                                                                   ============

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, this security amounted to $1,084,670 or 1.2% of net assets.

(b)   Non-income producing security.

      Glossary:

      GDR - Global Depositary Receipt

      See notes to financial statements.


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6 o ALLIANCE INTERNATIONAL FUND

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

STATEMENT OF ASSETS & LIABILITIES
June 30, 2002

Assets
Investments in securities, at value (cost $106,488,024) .....     $  92,020,256
Cash ........................................................            68,390
Foreign cash, at value (cost $135,170) ......................           139,540
Receivable for shares of beneficial interest sold ...........         1,438,542
Dividends and interest receivable ...........................           210,420
Receivable for investment securities sold and foreign
   currency contracts .......................................            75,725
                                                                  -------------
Total assets ................................................        93,952,873
                                                                  -------------
Liabilities
Payable for shares of beneficial interest redeemed ..........         4,319,193
Advisory fee payable ........................................           178,987
Payable for investment securities purchased and foreign
   currency contracts .......................................           142,452
Distribution fee payable ....................................            41,578
Accrued expenses ............................................           243,739
                                                                  -------------
Total liabilities ...........................................         4,925,949
                                                                  -------------
Net Assets ..................................................     $  89,026,924
                                                                  =============
Composition of Net Assets
Shares of beneficial interest, at par .......................     $      99,657
Additional paid-in capital ..................................       124,403,056
Accumulated net realized loss on investment
   and foreign currency transactions ........................       (21,019,288)
Net unrealized depreciation of investments
   and foreign currency denominated assets and liabilities ..       (14,456,501)
                                                                  -------------
                                                                  $  89,026,924
                                                                  =============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($45,535,365/4,838,418 shares of beneficial interest
   issued and outstanding) ..................................             $9.41
Sales charge--4.25% of public offering price ................               .42
                                                                          -----
Maximum offering price ......................................             $9.83
                                                                          =====
Class B Shares
Net asset value and offering price per share
   ($28,913,500/3,460,613 shares of beneficial interest
   issued and outstanding) ..................................             $8.36
                                                                          =====
Class C Shares
Net asset value and offering price per share
   ($9,292,314/1,110,469 shares of beneficial interest
   issued and outstanding) ..................................             $8.37
                                                                          =====
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($5,285,745/556,247 shares of beneficial interest
   issued and outstanding) ..................................             $9.50
                                                                          =====

See notes to financial statements.


--------------------------------------------------------------------------------
                                                 ALLIANCE INTERNATIONAL FUND o 7

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
Year Ended June 30, 2002

Investment Income
Dividends (net of foreign taxes withheld
   of $156,182) .............................     $ 1,180,671
Interest ....................................          50,365      $  1,231,036
                                                  -----------
Expenses
Advisory fee ................................         993,664
Distribution fee--Class A ...................         141,538
Distribution fee--Class B ...................         339,101
Distribution fee--Class C ...................         101,837
Transfer agency .............................         625,778
Custodian ...................................         222,607
Audit and legal .............................         173,712
Printing ....................................         147,092
Administrative ..............................         137,000
Registration ................................          70,286
Directors' fees .............................          41,914
Miscellaneous ...............................          19,642
                                                  -----------
Total expenses ..............................       3,014,171
Less: expenses waived by Adviser
   (see Note B) .............................        (149,050)
                                                  -----------
Net expenses ................................                         2,865,121
                                                                   ------------
Net investment loss .........................                        (1,634,085)
                                                                   ------------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized loss on investment
   transactions .............................                       (16,395,697)
Net realized gain on foreign currency
   transactions .............................                            14,334
Net change in unrealized
   appreciation/depreciation of:
     Investments ............................                         8,552,053
     Foreign currency denominated
        assets and liabilities ..............                            31,945
                                                                   ------------
Net loss on investment and foreign
   currency transactions ....................                        (7,797,365)
                                                                   ------------
Net Decrease in Net Assets
   from Operations ..........................                      $ (9,431,450)
                                                                   ============

See notes to financial statements.


--------------------------------------------------------------------------------
8 o ALLIANCE INTERNATIONAL FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                                  Year Ended       Year Ended
                                                    June 30,        June 30,
                                                      2002             2001
                                                 =============    =============

Increase (Decrease) in Net Assets from
Operations
Net investment loss ........................     $  (1,634,085)   $  (1,206,475)
Net realized loss on investment and foreign
   currency transactions ...................       (16,381,363)      (2,503,518)
Net change in unrealized
   appreciation/depreciation of
   investments and foreign currency
   denominated assets and liabilities ......         8,583,998      (53,383,933)
                                                 -------------    -------------
Net decrease in net assets from
   operations ..............................        (9,431,450)     (57,093,926)
Distributions to shareholders from
Net realized gain on investment and foreign
   currency transactions
     Class A ...............................                -0-     (15,883,069)
     Class B ...............................                -0-     (11,960,420)
     Class C ...............................                -0-      (4,000,454)
     Advisor Class .........................                -0-      (1,645,486)
Distributions in excess of net realized gain
   on investment and foreign currency
   transactions
     Class A ...............................                -0-        (675,621)
     Class B ...............................                -0-        (508,763)
     Class C ...............................                -0-        (170,168)
     Advisor Class .........................                -0-         (69,994)
Transactions in Shares of
Beneficial Interest
Net increase (decrease) ....................       (29,907,213)      16,640,143
                                                 -------------    -------------
Total decrease .............................       (39,338,663)     (75,367,758)
Net Assets
Beginning of period ........................       128,365,587      203,733,345
                                                 -------------    -------------
End of period ..............................     $  89,026,924    $ 128,365,587
                                                 =============    =============


--------------------------------------------------------------------------------
                                                 ALLIANCE INTERNATIONAL FUND o 9

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2002

NOTE A

Significant Accounting Policies

Alliance International Fund (the "Fund"), which is a Massachusetts business trust, is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Trustees. Fixed income securities may be valued on the basis of prices obtained from a


--------------------------------------------------------------------------------
10 o ALLIANCE INTERNATIONAL FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from foreign currency contracts, the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


--------------------------------------------------------------------------------
                                                ALLIANCE INTERNATIONAL FUND o 11

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

During the current fiscal year, permanent differences, primarily due to tax reclassification of net investment losses and reclassification of foreign currency gains and losses, resulted in a net increase in accumulated net realized loss on investments and foreign currency transactions, a net decrease in accumulated net investment loss and a corresponding decrease in additional paid-in capital. This reclassification had no effect on net assets.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") a fee at a quarterly rate equal to 1/4 of 1% (approximately 1% on an annual basis) of quarter end net assets up to $500 million and 3/16 of 1% (approximately .75% on an annual basis) of quarter end net assets in excess of $500 million. The Adviser has agreed to waive that portion of its advisory fee on the first $500 million of the quarter end net assets in excess of the annualized rate of .85 of 1%. For the year ended June 30, 2002, such waiver amounted to $149,050. Pursuant to the advisory agreement, the Fund paid $137,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the year ended June 30, 2002.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $426,501 for the year ended June 30, 2002.

For the year ended June 30, 2002, the Fund's expenses were reduced by $4,041 under an expense offset arrangement with AGIS.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $208,045 from the sale of Class A shares and $4,748, $37,829 and $1,772 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended June 30, 2002.

Brokerage commissions paid on investment transactions for the year ended June 30, 2002, amounted to $156,186, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and


--------------------------------------------------------------------------------
12 o ALLIANCE INTERNATIONAL FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $2,430,433 and $1,124,958 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term and U.S. government securities) aggregated $28,504,844 and $50,101,701, respectively, for the year ended June 30, 2002. There were no purchases or sales of U.S. government or government agency obligations for the year ended June 30, 2002.

At June 30, 2002, the cost of investments for federal income tax purposes was $106,796,234. Accordingly, gross unrealized appreciation of investments was $7,816,079 and gross unrealized depreciation of investments was $22,592,057 resulting in net unrealized depreciation of $14,775,978, excluding foreign currency transactions.

Forward Exchange Currency Contracts

The Fund enters into forward foreign exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward foreign exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract is included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward foreign exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward foreign exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At June 30, 2002, the Fund had no outstanding forward foreign exchange currency contracts.


--------------------------------------------------------------------------------
                                                ALLIANCE INTERNATIONAL FUND o 13

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE E

Distributions To Shareholders

The tax character of distributions paid during the fiscal years ended June 30, 2002 and June 30, 2001 were as follows:

                                                  2002                2001
                                              ===========        ===============
Distributions paid from:
  Ordinary income.........................    $        -0-       $    15,095,411
  Net long-term capital gains.............             -0-            19,818,564
                                              -----------        ---------------
Total taxable distributions...............             -0-            34,913,975
                                              -----------        ---------------
Total distributions paid..................    $        -0-       $    34,913,975
                                              ===========        ===============

As of June 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses .................          $(20,711,078)(a)
Unrealized appreciation/(depreciation) ...............           (14,764,711)(b)
                                                                ------------
Total accumulated earnings/(deficit) .................          $(35,475,789)
                                                                ============

(a) On June 30, 2002, the Fund had a net capital loss carryforward of $13,230,402, all of which expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended June 30, 2002, the Fund deferred to July 1, 2002, post October capital losses of $7,480,676.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE F

Shares of Beneficial Interest

There is an unlimited number of $.01 par value shares of beneficial interest authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class. Transactions in shares of beneficial interest were as follows:

                    ------------------------------      --------------------------------
                                Shares                               Amount
                    ------------------------------      --------------------------------
                       Year Ended       Year Ended         Year Ended         Year Ended
                    June 30, 2002    June 30, 2001      June 30, 2002      June 30, 2001
                    --------------------------------------------------------------------
Class A
Shares sold            32,099,240       28,514,217      $ 312,651,889      $ 370,584,026
----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions                -0-       1,075,401                 -0-        14,163,030
----------------------------------------------------------------------------------------
Shares converted
  from Class B            245,498          110,084          2,397,163          1,539,809
----------------------------------------------------------------------------------------
Shares redeemed       (33,741,788)     (27,968,567)      (332,146,289)      (365,853,261)
----------------------------------------------------------------------------------------
Net increase
  (decrease)           (1,397,050)       1,731,135      $ (17,097,237)     $  20,433,604
========================================================================================


--------------------------------------------------------------------------------
14 o ALLIANCE INTERNATIONAL FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                    ------------------------------      --------------------------------
                                Shares                                Amount
                    ------------------------------      --------------------------------
                       Year Ended       Year Ended         Year Ended         Year Ended
                    June 30, 2002    June 30, 2001      June 30, 2002      June 30, 2001
                    --------------------------------------------------------------------
Class B
Shares sold             2,340,480        2,116,013       $ 20,268,544       $ 26,910,632
----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions                -0-         904,962                 -0-        10,741,898
----------------------------------------------------------------------------------------
Shares converted
  to Class A             (275,725)        (121,493)        (2,397,163)        (1,539,809)
----------------------------------------------------------------------------------------
Shares redeemed        (2,969,053)      (2,314,873)       (25,956,553)       (29,562,150)
----------------------------------------------------------------------------------------
Net increase
  (decrease)             (904,298)         584,609       $ (8,085,172)      $  6,550,571
========================================================================================

Class C
Shares sold             6,464,955        7,739,511       $ 55,947,255       $ 93,284,606
----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions                -0-         235,486                 -0-         2,795,221
----------------------------------------------------------------------------------------
Shares redeemed        (6,849,068)      (7,646,951)       (60,253,867)       (93,068,195)
----------------------------------------------------------------------------------------
Net increase
  (decrease)             (384,113)         328,046       $ (4,306,612)      $  3,011,632
========================================================================================

Advisor Class
Shares sold               509,748          304,045       $  4,925,610       $  4,632,285
----------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions                -0-         117,193                 -0-         1,553,976
----------------------------------------------------------------------------------------
Shares redeemed          (539,564)      (1,123,394)        (5,343,802)       (19,541,925)
----------------------------------------------------------------------------------------
Net decrease              (29,816)        (702,156)      $   (418,192)      $(13,355,664)
========================================================================================


--------------------------------------------------------------------------------
                                                ALLIANCE INTERNATIONAL FUND o 15

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE G

Concentration of Risk

Investing in securities of foreign companies involves special risks which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of United States companies.

NOTE H

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended June 30, 2002.

NOTE I

Subsequent Event

On January 25, 2002, the Trustees of Alliance International Fund ("AIF") approved the acquisition of the assets and liabilities of AIF (the "Acquisition") by AllianceBernstein International Value Fund, a series of AllianceBernstein Trust ("International Value"). The Trustees of International Value similarly approved the Acquisition on January 24, 2002. The Acquisition was thereafter approved by the shareholders of AIF at a special meeting held on August 6, 2002. Approval of the Acquisition by the shareholders of International Value is not required. The Acquisition will occur after the close of business on August 23, 2002 at which time AIF will transfer all of its assets and liabilities to International Value in exchange for International Value shares of the appropriate classes, which will then be distributed to AIF shareholders on a relative net asset value basis.


--------------------------------------------------------------------------------
16 o ALLIANCE INTERNATIONAL FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                              -----------------------------------------------------------------
                                                                            Class A
                                              -----------------------------------------------------------------
                                                                      Year Ended June 30,
                                              -----------------------------------------------------------------
                                                 2002        2001           2000           1999            1998
                                              -----------------------------------------------------------------
Net asset value,
  beginning of period ....................    $ 10.64     $ 19.65        $ 16.24        $ 18.55        $  18.69
                                              -----------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a)(b) ................       (.12)       (.06)          (.04)          (.04)           (.01)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions ...........................      (1.11)      (5.53)          4.64           (.75)           1.13
                                              -----------------------------------------------------------------
Net increase (decrease)
  in net asset value from
  operations .............................      (1.23)      (5.59)          4.60           (.79)           1.12
                                              -----------------------------------------------------------------
Less: Dividends and
  Distributions
Distributions in excess of net
  investment income ......................         -0-         -0-            -0-          (.48)           (.05)
Distributions from net realized
  gain on investment and
  foreign currency
  transactions ...........................         -0-      (3.28)         (1.19)         (1.04)          (1.21)
Distributions in excess of net
  realized gain on investment
  and foreign currency
  transactions ...........................         -0-       (.14)            -0-            -0-             -0-
                                              -----------------------------------------------------------------
Total dividends and
  distributions ..........................         -0-      (3.42)         (1.19)         (1.52)          (1.26)
                                              -----------------------------------------------------------------
Net asset value, end of
  period .................................    $  9.41     $ 10.64        $ 19.65        $ 16.24        $  18.55
                                              =================================================================
Total Return
Total investment return based
  on net asset value(c)  .................     (11.56)%    (31.81)%        29.18%         (3.95)%          6.79%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ........................    $45,535     $66,331        $88,507        $78,303        $131,565
Ratio to average net assets of:
  Expenses, net of waivers ...............       2.47%       1.89%(d)       1.81%(d)       1.80%(d)        1.65%
  Expenses, before waivers ...............       2.62%       2.03%          1.95%          1.91%           1.80%
  Expenses, before waivers
    excluding interest
    expense ..............................       2.62%       2.03%          1.94%(e)       1.91%           1.80%
  Net investment loss(b) .................      (1.27)%      (.42)%         (.21)%         (.25)%          (.05)%
Portfolio turnover rate ..................         28%         89%           154%           178%            121%

See footnote summary on page 29.


--------------------------------------------------------------------------------
                                                ALLIANCE INTERNATIONAL FUND o 17

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                           --------------------------------------------------------------------------
                                                                              Class B
                                           --------------------------------------------------------------------------
                                                                         Year Ended June 30,
                                           --------------------------------------------------------------------------
                                              2002           2001              2000             1999             1998
                                           --------------------------------------------------------------------------
Net asset value,
  beginning of period ................     $  9.52       $  18.16          $  15.19          $ 17.41          $ 17.71
                                           --------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a)(b) ............        (.18)          (.16)             (.17)            (.16)            (.16)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions .......................        (.98)         (5.06)             4.33             (.68)            1.07
                                           --------------------------------------------------------------------------
Net increase (decrease)
  in net asset value from
  operations .........................       (1.16)         (5.22)             4.16             (.84)             .91
                                           --------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ..................          -0-            -0-               -0-            (.34)              -0-
Distributions from net realized
  gain on investment and
  foreign currency
  transactions .......................          -0-         (3.28)            (1.19)           (1.04)           (1.21)
Distributions in excess of net
  realized gain on investment
  and foreign currency
  transactions .......................          -0-          (.14)               -0-              -0-              -0-
                                           --------------------------------------------------------------------------
Total dividends and
  distributions ......................          -0-         (3.42)            (1.19)           (1.38)           (1.21)
                                           --------------------------------------------------------------------------
Net asset value, end of
  period .............................     $  8.36       $   9.52          $  18.16          $ 15.19          $ 17.41
                                           ==========================================================================
Total Return
Total investment return based
  on net asset value(c)  .............      (12.18)%       (32.50)%           28.27%           (4.56)%           5.92%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ....................     $28,914       $ 41,538          $ 68,639          $55,724          $71,370
Ratio to average net assets of:
  Expenses, net of waivers ...........        3.27%          2.68%(d)          2.60%(d)         2.61%(d)         2.49%
  Expenses, before waivers ...........        3.41%          2.82%             2.74%            2.74%            2.64%
  Expenses, before waivers
    excluding interest
    expense ..........................        3.41%          2.82%             2.74%(e)         2.74%            2.64%
  Net investment loss(b) .............       (2.07)%        (1.25)%            (.96)%          (1.02)%           (.90)%
Portfolio turnover rate ..............          28%            89%              154%             178%             121%

See footnote summary on page 29.


--------------------------------------------------------------------------------
18 o ALLIANCE INTERNATIONAL FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                            -----------------------------------------------------------------------
                                                                                Class C
                                            -----------------------------------------------------------------------
                                                                        Year Ended June 30,
                                            -----------------------------------------------------------------------
                                               2002         2001             2000             1999             1998
                                            -----------------------------------------------------------------------
Net asset value,
  beginning of period .................     $  9.52      $ 18.16          $ 15.19          $ 17.42          $ 17.73
                                            -----------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a)(b) .............        (.18)        (.15)            (.16)            (.16)            (.15)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions ........................        (.97)       (5.07)            4.32             (.69)            1.05
                                            -----------------------------------------------------------------------
Net increase (decrease)
  in net asset value from
  operations ..........................       (1.15)       (5.22)            4.16             (.85)             .90
                                            -----------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...................          -0-          -0-              -0-            (.34)              -0-
Distributions from net realized
  gain on investment and
  foreign currency transactions .......          -0-       (3.28)           (1.19)           (1.04)           (1.21)
Distributions in excess of net
  realized gain on investment
  and foreign currency
  transactions ........................          -0-        (.14)              -0-              -0-              -0-
                                            -----------------------------------------------------------------------
Total dividends and
  distributions .......................          -0-       (3.42)           (1.19)           (1.38)           (1.21)
                                            -----------------------------------------------------------------------
Net asset value, end of
  period ..............................     $  8.37      $  9.52          $ 18.16          $ 15.19          $ 17.42
                                            =======================================================================
Total Return
Total investment return based
  on net asset value(c)  ..............      (12.08)%     (32.50)%          28.27%           (4.62)%           5.85%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .....................     $ 9,292      $14,225          $21,180          $16,876          $20,428
Ratio to average net assets of:
  Expenses, net of waivers ............        3.23%        2.64%(d)         2.57%(d)         2.61%(d)         2.48%
  Expenses, before waivers ............        3.37%        2.78%            2.70%            2.75%            2.63%
  Expenses, before waivers
    excluding interest
    expense ...........................        3.37%        2.78%            2.70%(e)         2.75%            2.63%
Net investment loss(b) ................       (2.04)%      (1.22)%           (.94)%          (1.02)%           (.90)%
Portfolio turnover rate ...............          28%          89%             154%             178%             121%

See footnote summary on page 29.


--------------------------------------------------------------------------------
                                                ALLIANCE INTERNATIONAL FUND o 19

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                             ----------------------------------------------------------------------
                                                                         Advisor Class
                                             ----------------------------------------------------------------------
                                                                     Year Ended June 30,
                                             ----------------------------------------------------------------------
                                                2002         2001            2000             1999             1998
                                             ----------------------------------------------------------------------
Net asset value,
  beginning of period ..................     $ 10.70      $ 19.72         $ 16.24          $ 18.54          $ 18.67
                                             ----------------------------------------------------------------------
Income From Investment
  Operations
Net investment income
  (loss)(a)(b) .........................        (.09)        (.04)            .01              .01              .02
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions .........................       (1.11)       (5.56)           4.66             (.75)            1.13
                                             ----------------------------------------------------------------------
Net increase (decrease)
  in net asset value from
  operations ...........................       (1.20)       (5.60)           4.67             (.74)            1.15
                                             ----------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ....................          -0-          -0-             -0-            (.01)            (.02)
Distributions in excess of net
  investment income ....................          -0-          -0-             -0-            (.51)            (.05)
Distributions from net realized
  gain on investment and
  foreign currency
  transactions .........................          -0-       (3.28)          (1.19)           (1.04)           (1.21)
Distributions in excess of net
  realized gain on investment
  and foreign currency
  transactions .........................          -0-        (.14)             -0-              -0-              -0-
                                             ----------------------------------------------------------------------
Total dividends and
  distributions ........................          -0-       (3.42)          (1.19)           (1.56)           (1.28)
                                             ----------------------------------------------------------------------
Net asset value, end of
  period ...............................     $  9.50      $ 10.70         $ 19.72          $ 16.24          $ 18.54
                                             ======================================================================
Total Return
Total investment return based
  on net asset value(c) ................      (11.22)%     (31.77)%         29.64%           (3.62)%           6.98%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ......................     $ 5,286      $ 6,272         $25,407          $33,949          $47,154
Ratio to average net assets of:
  Expenses, net of waivers .............        2.21%        1.58%(d)        1.55%(d)         1.57%(d)         1.47%
  Expenses, before waivers .............        2.35%        1.72%           1.69%            1.70%            1.62%
  Expenses, before waivers
    excluding interest
    expense ............................        2.35%        1.72%           1.68%(e)         1.70%            1.62%
Net investment income (loss)(b) ........        (.95)%       (.32)%           .04%             .04%             .13%
Portfolio turnover rate ................          28%          89%            154%             178%             121%

See footnote summary on page 29.


--------------------------------------------------------------------------------
20 o ALLIANCE INTERNATIONAL FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

(a)   Based on average shares outstanding.

(b)   Net of fees waived by Adviser.

(c) Total investment return is calculated assuming an initial investment is made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                                       Year Ended June 30,
                                   -------------------------
                                    2001      2000     1999
                                   -------------------------
      Class A                      1.87%     1.79%     1.78%
      Class B                      2.67%     2.59%     2.59%
      Class C                      2.63%     2.55%     2.59%
      Advisor Class                1.57%     1.53%     1.55%

(e)   Net of interest expense of .005% on credit facility. (see Note H)


--------------------------------------------------------------------------------
                                                ALLIANCE INTERNATIONAL FUND o 21

---------------------------
REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS
---------------------------

REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Alliance International Fund

We have audited the accompanying statement of assets and liabilities of Alliance International Fund, including the portfolio of investments, as of June 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance International Fund at June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

New York, New York
August 9, 2002


--------------------------------------------------------------------------------
22 o ALLIANCE INTERNATIONAL FUND

                                                                        --------
                                                                        TRUSTEES
                                                                        --------

TRUSTEES

John D. Carifa, Chairman and President
David H. Dievler(1)
John H. Dobkin(1)
W.H. Henderson(1)
Stig Host(1)
Alan Stoga(1)

OFFICERS

Bruce W. Calvert, Senior Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Stephen M. Beinhacker, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

(1)   Member of Audit Committee.


--------------------------------------------------------------------------------
                                                ALLIANCE INTERNATIONAL FUND o 23

----------------------
MANAGEMENT OF THE FUND
----------------------

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below

                                                                              PORTFOLIOS
                                                                                IN FUND          OTHER
  NAME, ADDRESS,                            PRINCIPAL                           COMPLEX      DIRECTORSHIPS
  AGE OF DIRECTOR                         OCCUPATION(S)                       OVERSEEN BY       HELD BY
(YEARS OF SERVICE*)                    DURING PAST 5 YEARS                     DIRECTOR         DIRECTOR
----------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR

John D. Carifa,** 57,          President, Chief Operating Officer and a          114              None
1345 Avenue of the             Director of ACMC, with which he has been
Americas,                      associated since prior to 1997.
New York, NY  10105

DISINTERESTED DIRECTORS

David H. Dievler, #+ 72,       Independent consultant. Until December             95              None
P.O. Box 167, Spring           1994, Senior Vice President of ACMC
Lake, New Jersey 07762         responsible for mutual fund
                               administration. Prior to joining ACMC in
                               1984, Chief Financial Officer of
                               Eberstadt Asset Management since 1968.
                               Prior to that, Senior Manager at Price
                               Waterhouse & Co. Member of American
                               Institute of Certified Public
                               Accountants since 1953.

John H. Dobkin, #+ 60,         Consultant. Currently, President of the            91              None
P.O. Box 12,                   Board of Save Venice, Inc. (preservation
Annandale, New York            organization). Formerly a Senior Advisor
12504                          from June 1999 - June 2000 and President
                               from December 1989 - May 1999 of
                               Historic Hudson Valley (historic
                               preservation). Previously, Director of
                               the National Academy of Design. During
                               1988-92, Director and Chairman of the
                               Audit Committee of ACMC.

W.H. Henderson, #+ 74,         Joined the Royal Dutch/Shell Group in              3               None
Quarrey House,                 1948 and served in Singapore, Japan,
Charlton Horethorne,           South Africa, Hong Kong and London. The
Sherborne, Dorset, DT9         greater part of his service was in Japan
4NY, England.                  and between 1969 and 1972 he was
                               Managing Director and Chief Executive
                               Officer of the Shell Company of Hong
                               Kong Limited. Mr. Henderson retired from
                               the Royal Dutch/Shell Group in 1974 in
                               order to establish his own oil and gas
                               consultancy business. Mr. Henderson is
                               currently a Director of a number of
                               investment companies.


--------------------------------------------------------------------------------
24 o FUND NAME                                  ALLIANCE INTERNATIONAL FUND o 24

                                                          ----------------------
                                                          MANAGEMENT OF THE FUND
                                                          ----------------------

                                                                              PORTFOLIOS
                                                                                IN FUND                     OTHER
  NAME, ADDRESS,                            PRINCIPAL                           COMPLEX                 DIRECTORSHIPS
  AGE OF DIRECTOR                         OCCUPATION(S)                       OVERSEEN BY                  HELD BY
(YEARS OF SERVICE*)                    DURING PAST 5 YEARS                     DIRECTOR                    DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

DISINTERESTED DIRECTORS
(continued)

Stig Host, #+ 75,              Chairman and Chief Executive Officer of             3        Kriti Properties and Development
103 Oneida Drive,              International Energy Corp. (oil and gas                      Corporation (real estate), Chairman of
Greenwich, CT 06830            exploration), with which he has been                         International Marine Sales, Inc. (marine
                               associated since prior to 1997. He is                        fuels), Director of Florida Fuels, Inc.
                               also Chairman and Director of Kriti                          (marine fuels).
                               Exploration, Inc. (oil and gas
                               exploration and production), Chairman of
                               Kriti Properties and Development
                               Corporation (real estate), Chairman of
                               International Marine Sales, Inc. (marine
                               fuels), a Director of Florida Fuels,
                               Inc. (marine fuels) and President of
                               Alexander Host Foundation.

Alan Stoga, #+ 50,             President and CEO of Zemi                          3         Board of Directors of Tinker Foundation
Zemi Communications            Communications, L.L.C. since 1997. He                        and the Americas Society.
99 Madison Avenue              was President of Zemi Investments from
New York, New York             1995 through 1998 and Managing Director
10016                          of Kissinger Associates, Inc. 1984
                               through 1996. He is a member of the
                               Board of Directors of Tinker Foundation,
                               the Americas Society, Council of the
                               Americas, Claremont Graduate University
                               School of Politics and Economics. the
                               Center for Global Finance of the Lubin
                               School of Business and Argentine
                               American Chamber of Commerce.

*     There is no stated term of office for the Fund's Directors.

** Mr. Carifa is an "interested director," as defined in the 1940 Act, due to his position as President and Chief Operating Officer of ACMC, the Fund's investment adviser.

#     Member of the Audit Committee

+     Member of the Nominating Committee


--------------------------------------------------------------------------------
25 o ALLIANCE INTERNATIONAL FUND                                  FUND NAME o 25

----------------------
MANAGEMENT OF THE FUND
----------------------

Officer Information

Certain information concerning the Fund's officers is set forth below.

                                                                                     Principal Occupation
Name, Address* and Age       Position(s) Held with Fund                              During Past 5 Years**
-----------------------------------------------------------------------------------------------------------------------------
John D. Carifa, 57           Chairman & President                 See biography above.

Bruce W. Calvert, 55,        Senior Vice President,               Chairman of the Board, Chief Executive Officer and a
                                                                  Director of ACMC, with which he has been associated since
                                                                  prior to 1997.

Edward Baker, 51,            Vice President                       Senior Vice President of ACMC, with which he has been
                                                                  associated since prior to 1997.

Thomas J. Bardong, 57        Vice President                       Senior Vice President of ACMC, with which he has been
                                                                  associated since prior to 1997.

Stephen Beinhacker, 37       Vice President                       Senior Vice President of ACMC, with which he has been
                                                                  associated since prior to 1997.

Mark H. Breedon, 49          Vice President                       Vice President of ACMC and a Director and Senior Vice
                                                                  President of Alliance Capital Limited ("ACL") since prior to
                                                                  1997.

Russell Brody, 35            Vice President                       Vice President of ACMC, with which he has been associated
                                                                  since prior to 1997.

Edmund P. Bergan, Jr., 52    Secretary                            Senior Vice President and the General Counsel of Alliance
                                                                  Fund Distributors, Inc. ("AFD") and Alliance Global Investor
                                                                  Services Inc. ("AGIS"), with which he has been associated
                                                                  since prior to 1997.

Mark D. Gersten, 51          Treasurer and Chief                  Senior Vice President of AGIS, with which he has been
                             Financial Officer                    associated since prior to 1997.

Vincent S. Noto, 37          Controller                           Vice President of AGIS, with which he has been associated
                                                                  since prior to 1997.

* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

**    ACMC, AFD, and AGIS are affiliates of the Fund.


--------------------------------------------------------------------------------
26 o FUND NAME                                  ALLIANCE INTERNATIONAL FUND o 26

NOTES


--------------------------------------------------------------------------------
                                                ALLIANCE INTERNATIONAL FUND o 27

NOTES


--------------------------------------------------------------------------------
28 o ALLIANCE INTERNATIONAL FUND

Alliance International Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

INTAR0602